Net Fee and Commission Income (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Net Fee and Commission Income
Net fee and commission income for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Fee and commission income from:
Loans	¥132,523	¥123,472	¥118,225
Credit card business	304,787	304,238	290,034
Guarantees	64,422	67,846	63,112
Securities-related business	169,251	149,837	142,870
Deposits	14,763	14,045	12,650
Remittances and transfers	138,907	141,617	139,625
Safe deposits	4,160	4,349	4,546
Trust fees	4,885	4,680	4,629
Investment trusts	163,522	150,349	127,762
Agency	8,442	9,612	11,417
Others	168,720	177,087	186,907

Total fee and commission income	1,174,382	1,147,132	1,101,777

Fee and commission expense from:
Remittances and transfers	39,417	40,601	42,150
Others	162,306	163,221	136,201

Total fee and commission expense	201,723	203,822	178,351

Net fee and commission income	¥972,659	¥943,310	¥923,426